Pledged Assets, Contingent Liabilities and Other Obligations (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Percentage of fixed royalty	3.00%
Pledged assets	kr 943,364	kr 6,859
Payment of bank guarantee deposits	7,637	6,851
Financial assets	1,186,123	1,341,295
Fixed assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	935,727
Other pledge assets
Disclosure of detailed information about financial instruments [line items]
Payment of bank guarantee deposits	kr 7,637	kr 6,859